SHARE CAPITAL (Details 5) Numberofunits in Thousands	12 Months Ended
	Dec. 31, 2017 Numberofunits	Dec. 31, 2016 Numberofunits
Performance Share Units [Member]
Schedule of number and weighted average exercise prices of other equity instruments [Line Items]
Beginning Balance	3,688	3,775
Granted	625	849
Settled/Exercised	(635)	(542)
Forfeited	(914)	(394)
Ending Balance	2,764	3,688
Restricted Share Unit [Member]
Schedule of number and weighted average exercise prices of other equity instruments [Line Items]
Beginning Balance	3,344	3,451
Granted	1,134	1,577
Settled/Exercised	(1,281)	(1,315)
Forfeited	(669)	(369)
Ending Balance	2,528	3,344
Deferred Share Units [Member]
Schedule of number and weighted average exercise prices of other equity instruments [Line Items]
Beginning Balance	423	375
Granted	283	98
Settled/Exercised		(50)
Forfeited
Ending Balance	706	423